Derivative financial instruments	9 Months Ended
Sep. 30, 2022
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 9. - Derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of September 30, 2022 and December 31, 2021 are as follows:

	Balance as of September 30, 2022		Balance as of December 31, 2021
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	97,044	40,645	9,550	206,763
Foreign exchange derivatives instruments	7,046	-	3,410	-
Notes conversion option (Note 14)	-	9,891	-	16,690
Total	104,090	50,536	12,960	223,453

The derivatives are primarily interest rate cash flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements.
The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated condensed income statement is a loss of $31.5 million for the nine-month period ended September 30, 2022 (loss of $44.7 million for the nine-month period ended September 30, 2021).
The after-tax results accumulated in equity in connection with derivatives designated as cash flow hedges as of September 30, 2022 and December 31, 2021 amount to a profit of $333,739 thousand and $171,272 thousand, respectively.

Additionally, the Company has currency options with leading international financial institutions, which guarantee minimum Euro-U.S. dollar exchange rates. The strategy of the Company is to hedge the exchange rate for the net distributions from its European assets after deducting euro-denominated interest payments and euro-denominated general and administrative expenses. Through currency options, the strategy of the Company is to hedge 100% of its euro-denominated net exposure for the next 12 months and 75% of its euro denominated net exposure for the following 12 months, on a rolling basis. Change in fair value of these foreign exchange derivatives instruments are directly recorded in the consolidated income statement.

Finally, the conversion option of the Green Exchangeable Notes issued in July 2020 (Note 14) is recorded as a derivative with a negative fair value (liability) of $9.9 million as of September 30, 2022 ($17 million as of December 31, 2021).